Business Combinations - Fair Value and Unpaid Principal Balance of the Loans (Details) - MUB $ in Millions	Dec. 01, 2022 USD ($)
Business Acquisition [Line Items]
Unpaid Principal Balance	$ 56,120
Fair Value	52,932
Commercial | Commercial
Business Acquisition [Line Items]
Unpaid Principal Balance	11,771
Fair Value	11,366
Commercial | Commercial real estate
Business Acquisition [Line Items]
Unpaid Principal Balance	14,397
Fair Value	13,737
Consumer | Residential mortgages
Business Acquisition [Line Items]
Unpaid Principal Balance	28,256
Fair Value	26,247
Consumer | Credit card
Business Acquisition [Line Items]
Unpaid Principal Balance	299
Fair Value	212
Consumer | Other retail
Business Acquisition [Line Items]
Unpaid Principal Balance	1,397
Fair Value	$ 1,370